CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Common stock - cash dividends declared per share (in dollars per share)	$ 0.36	$ 0.28		$ 0.24
Preferred stock - cash dividends declared per share (in dollars per share)	$ 6,200	$ 6,200		$ 6,200
Common stock repurchased under share repurchase program	$ 5,554	$ 97,396	[1]	$ 32,648	[1]
Stock Repurchase Authorization
Equity, Class of Treasury Stock [Line Items]
Common stock repurchased under share repurchase program		$ 93,500		$ 28,400

[1]	2016 and 2015 include $93.5 million and $28.4 million, respectfully, repurchased under share repurchase programs.